Financial instruments - Schedule of finance income and costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income
Interest income	$ 16,259	$ 15,657	$ 13,677
Gain on valuation of financial assets	56	0	0
Gain on foreign currency transactions	2,941	5,139	6,819
Unrealized gain on foreign currency	470	8,356	127
Finance income	19,726	29,152	20,623
Finance cost
Interest expense	1,901	2,049	2,038
Loss on valuation of financial assets	0	766	82
Loss on valuation of financial liabilities	710	0	0
Loss on foreign currency transactions	2,213	427	2,022
Unrealized loss on foreign currency	2,041	45	3,734
Finance cost	$ 6,865	$ 3,287	$ 7,876